INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

2021	$25,000
2022	25,000
2023	25,000
2024	24,000
2025	24,000
Thereafter	67,000

Schedule of Finite-Lived Intangible Assets [Table Text Block]

	December 31, 2020		December 31, 2019
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Amortized intangible assets:
Patents	$450,982	$(207,399)	$452,978	$(181,609)

	2020	2019
Aggregate amortization expense:
For the years ended December 31	$25,790	$31,869